Employee Benefits - Summary of Defined Benefit Obligation And Unfunded Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	¥ (1,806,265)	¥ (1,519,254)	¥ (1,606,630)
Total	282,999	539,639	501,356
Japanese plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,575,647	1,555,715	1,587,810
Total	(230,618)	36,461	(18,820)
Japanese plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	513,616	503,179	520,176
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	(1,079,543)	(868,903)	(882,785)
Total	340,368	338,912	304,111
Foreign plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,127,974	956,503	953,639
Total	48,432	87,601	70,854
Foreign plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	¥ 291,936	¥ 251,311	¥ 233,257